Computer Software, Net - Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Licensed computer software
Amortization expense related to:
Acquisition intangible amortization	$ 45,655	$ 41,823	$ 36,775
Software development costs
Amortization expense related to:
Acquisition intangible amortization	26,478	22,740	25,248
Acquisition technology intangibles
Amortization expense related to:
Acquisition intangible amortization	$ 26,217	$ 16,734	$ 19,683